Condensed Statement Of Cash Flows - USD ($)		3 Months Ended	9 Months Ended
	Jan. 26, 2021	Sep. 30, 2021	Sep. 30, 2021
Cash flows from operating activities:
Net income (loss)	$ (5,000)	$ 5,454,687	$ 4,460,101
Adjustments to reconcile net income to net cash used in operating activities:
Interest income on cash and investments held in Trust Account		(5,179)	(20,541)
Offering costs allocated to warrant liability			570,496
Change in fair value of warrant liability		(6,658,475)	(6,496,009)
Changes in operating assets and liabilities:
Prepaid assets			(929,007)
Accrued costs and expenses			982,690
Due to related party			61,667
Formation costs paid by Sponsor in consideration for issuance of Class B ordinary shares	5,000
Net cash used in operating activities	0		(1,370,603)
Cash Flows from Investing Activities:
Investment of cash in Trust Account			(402,500,000)
Net cash used in investing activities			(402,500,000)
Cash flows from financing activities:
Proceeds from purchase of Class B shares by initial shareholder			25,000
Proceeds from initial public offering, net of underwriters' discount			394,450,000
Proceeds from private placement			10,050,000
Payment of offering costs			(595,524)
Net cash provided by financing activities			403,929,476
Net change in cash	0		58,873
Cash, beginning of the period	0		0
Cash, end of the period	0	$ 58,873	58,873
Supplemental disclosure of cash flow information:
Deferred underwriting commissions charged to temporary equity			$ 14,087,500
Non-cash investing and financing activities:
Deferred offering costs included in accounts payable and accrued expenses	50,000
Deferred offering cost paid by Sponsor in consideration for Class B ordinary shares	$ 20,000